Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

Hong Kong

The Company’s subsidiary, Sunlands HK is located in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned by Sunlands HK will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2017, 2018 and 2019.

China

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries incorporated in the PRC were generally subject to a corporate income tax rate of 25%.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, effective since January 1, 2008, applies a uniform 25% enterprise income tax rate to all resident enterprises in China, including foreign invested enterprises.

Beijing Sunlands was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2021 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.

The income tax expenses in the consolidated statements of operations were nil, nil and 2,440 for the three years ended December 31, 2019, respectively.

17.INCOME TAXES - continued

China - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Loss before income tax expenses	(913,824)	(928,660)	(392,589)
Income tax expenses computed at applicable tax rates of 25%	(228,456)	(232,165)	(98,147)
Non-deductible and super deduction expenses	(3,490)	(8,013)	(40,711)
Effect of tax holidays and preferential tax rates	130,296	64,029	22,595
Change in valuation allowance	101,650	176,149	118,703
Income tax expenses	—	—	2,440

If the tax holidays granted to Beijing Sunlands were not available, the Group’s income tax expenses would have been nil, which would have no impact on the basic and diluted net loss per ordinary share attributable to the Company, for the three years ended December 31, 2019.

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Accrued expenses	13,270	6,511
Advertising expenses carry-forwards	87,600	58,288
Net operating loss carry-forwards	285,018	525,305
Total deferred tax assets	385,888	590,104
Less: valuation allowance	(385,888)	(504,591)
Deferred tax assets, net	—	85,513
Deferred tax liabilities
Deferred costs	—	(87,954)
Total deferred tax liabilities	—	(87,954)

As of December 31, 2019, the Company’ subsidiaries, VIEs and VIEs’ subsidiaries registered in the PRC have total net operating loss carry forwards of RMB2,923,067, which would expire on various dates through December 31, 2020 to December 31, 2029.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2017, 2018 and 2019.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.